Short-Term Investment (Tables)	12 Months Ended
Jun. 30, 2024
Short-Term Invstment [Abstract]
Schedule of Short-Term Investment	Short-term investment consisted of the following:
	June 30, 2024	June 30, 2023
Beginning balance	$-	$1,490
Add: purchase additional wealth management financial products	1,122,520	4,125,704
Less: proceeds received upon maturity of short-term investment	(1,122,520)	(4,127,088)
Foreign currency translation adjustments	-	(106)
Ending balance of short-term investment	$-	$-